10-K Investments - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Net realized investment gains	$ 1,900	$ 0	$ 1,900	$ 0	$ 0	$ 0
AmFam | Related Party
Related Party Transaction [Line Items]
Quota share agreement, percentage	100.00%		100.00%		100.00%